Previously Securitized Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 transaction	Dec. 31, 2013 transaction	Dec. 31, 2012 transaction
Previously Securitized Loans [Abstract]
Number of securitization transactions	6	6	6
Proceeds from securitization transactions	$ 760,000,000	$ 760,000,000	$ 760,000,000
Fixed rate of junior-lien underlying mortgages	125.00%	125.00%	125.00%
Outstanding balance of securitized loans	4,900,000	6,200,000
Recognized interest income from previously securitized loans	2,200,000	2,500,000	3,300,000
Carrying Value Outstanding on Loans Securitized	$ 0